LOOMIS SAYLES LIMITED TERM GOVERNMENT AND AGENCY FUND

Supplement dated November 16, 2011 to the Loomis Sayles Limited Term Government and Agency Fund's (the "Fund") Class A, B and C Prospectus and Class Y Prospectus, each dated February 1, 2011, as may be revised and supplemented from time to time.

Effective immediately, the second paragraph of "Principal Investment Strategies" within the sub-section "Investments, Risks and Performance" in the section "Fund Summary" is hereby replaced with the following with regard to the Fund:

The Adviser follows a total return-oriented investment approach in selecting securities for the Fund. It seeks securities that will provide the Fund with an average credit quality equal to the credit rating of the U.S. Government's long-term debt and an effective portfolio duration range of two to four years (although not all securities selected will have these characteristics and the Adviser may look for other characteristics if market conditions change). In determining credit quality, the Adviser will look to the highest credit rating assigned by Standard & Poor's Ratings Group ("S&P"), Fitch Investor Services, Inc. ("Fitch") or Moody's Investors Service, Inc. ("Moody's").

Effective immediately, the fourth paragraph of "Principal Investment Strategies" within the sub-section "Investments, Risks and Performance" in the section "Fund Summary" is hereby replaced with the following with regard to the Fund:

In connection with its principal investment strategies, the Fund may also invest in investment-grade corporate notes and bonds, zero-coupon bonds, Rule 144A securities, structured notes, foreign bonds denominated in U.S. dollars and related foreign currency transactions, asset-backed securities, mortgage-related securities including mortgage dollar rolls, futures, swaps (including credit default swaps) and other derivatives. Except as provided above, the Fund is not limited in the percentage of its assets that it may invest in these instruments.

Effective immediately in the Class A, B and C Prospectus, the following sentence is added under the bar chart in the sub-section "Risk/Return Bar Chart and Table" within the section "Investments, Risks and Performance" with regard to the Fund:

The Fund's Class A shares total return year to date as of September 30, 2011 was 1.64%.

Effective immediately in the Class Y Prospectus, the following sentence is added under the bar chart in the sub-section "Risk/Return Bar Chart and Table" within the section "Investments, Risks and Performance" with regard to the Fund:

The Fund's Class Y shares total return year to date as of September 30, 2011 was 1.83%.